Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 6 - Commitments and Contingencies

On December 12, 2012, we concluded negotiations on a debt settlement agreement by and among the Company, Phoenix Productions and Entertainment Group ("PPEG"), Action Media Group, LLC ("Action Media") and Spirit Bear Limited ("Spirit Bear") (PPEG and Action Media collectively, the "Debt Holders"). The Debt Holders were to return to escrow a total of 4,676,000 shares of our common stock. 3,676,000 of these shares were returned and cancelled on January 14, 2013, following our filing a registration statement with the SEC on January 11, 2013. The remaining 1,000,000 shares will be purchased by the Company or a nominee of the Company at $0.40 per share (or $400,000) at the rate of $10,000 per month commencing within 90 days of the Company achieving $1,000,000 in gross revenues for products or services from business operations. PPEG and Action Media will divide the $400,000 on a pro rata basis, based on each company's respective amount of debt forgiven. The historical cost of the shares held in escrow are reflected in equity on the condensed consolidated balance sheets as common stock held in escrow.

Effective May 1, 2015, we executed a First Amendment to Settlement Agreement (the "Amendment") with Spirit Bear and the parties identified as the assignees of Spirit Bear who are signatories to the Amendment, which amends certain provisions of our original Settlement Agreement with Spirit Bear. In accordance with the terms of the Amendment, Jay Palmer, Carrie Dwyer and Donica Holt, the Spirit Bear holdover directors, tendered their resignation from the Board of Directors of the Company. Spirit Bear also agreed that it will no longer have any rights to appoint nominees to the Board of Directors. Pursuant to the Amendment, the Company agreed to file a registration statement on Form S-1 covering an aggregate of 14,028,385 shares of common stock, preferred stock and warrants on behalf of Spirit Bear and its assignees no later than July 15, 2015, which was filed with the SEC on July 15, 2015. A representative of Spirit Bear agreed that the obligation to register the shares on a Form S-1 need only include shares of common stock and shares of common stock issuable upon conversion of the Preferred Stock and exercise of the warrants held by Spirit Bear and its assignees. The Company agreed to issue replacement warrants for certain previously-issued warrants, which will be canceled in connection with the replacement issuance. Within 10 business days of June 1, 2015, the parties agreed to dismiss all of the pending litigation between and among them.

On November 4, 2016, Spirit Bear agreed to the withdrawal of the registration statement in exchange for confirmation that the warrants owned by Spirit Bear and its associate which were subject to a separate court action shall not expire even if the court action continued beyond the warrants’ initial expiration date. The registration had not been declared effective by the SEC and the Company filed a request to withdraw the Registration Statement on November 14, 2016.

On August 28, 2015, the parties filed a stipulation to dismiss the direct claims of the Company against Spirit Bear and of Spirit Bear against the Company in the Nevada Lawsuit. By order dated September 1, 2015, and filed September 2, 2015, the court ordered dismissal of all direct claims in the Nevada Lawsuit.

Additionally, on February 20, 2015, the Court issued its preliminary approval to the derivative action settlement agreement (the "DASA'), which would lead to the ultimate dismissal of the derivative suit also filed by Spirit Bear in the same action. The Court has scheduled a fairness hearing for November 20, 2015, to consider giving its final approval to the DASA. No shareholder filed any objections to the DASA by April 30, 2015, which was the deadline established by the Court for filing objections. On October 22, 2015, however, Peak Finance, LLC ("Peak Finance") filed a Motion to Intervene in the action seeking, among other things, approval to file a new derivative Complaint in this matter. The Company has opposed this Motion.

On August 31, 2015, the Company received notice of a summons in the matter styled Peak Finance, Derivatively on Behalf of Nominal Defendant, HPEV, Inc. v. Hassett, et al., No. 2:15-cv-01590-GMN-CWH, filed in the United States District Court for the District of Nevada (the "Peak Finance Claim"). Plaintiff Peak Finance, LLC ("Peak Finance") alleges that certain members of the Company's Board of Directors and officers caused a misleading proxy statement to issue and breached alleged fiduciary duties from and after June 18, 2013. Peak Finance further alleges that its claim is related to the Spirit Bear Lawsuit described above. The Company has not determined that there is any merit to the allegations, and has decided to submit the claims to an Independent Director Committee consisting of Directors Christopher McKee, Richard J. "Dick" Schul, and Donald Bowman for their review and consideration. Additionally, on September 28, 2015, the Company filed a motion to dismiss the initial Complaint filed by Peak Finance. On October 22, 2015, rather than oppose the motion to dismiss, Peak Finance filed an amended complaint in this case in addition to the Motion to Intervene in the pending Spirit Bear litigation set forth above. On November 9, 2015, the Company filed a new motion to dismiss the first amended complaint filed by Peak Finance on October 22, 2015.

At the November 20, 2015, fairness hearing, the Court denied Peak Finance's Motion to Intervene. However, the Court did allow Peak Finance to formally argue its objections to the DASA. The Court ordered additional briefing on certain issues, which has not been completed. The Court further ordered another hearing to consider the DASA on April 1, 2016.

On April 1, 2016, Peak Finance and the Company advised the Court that they had agreed in principle to a settlement that would include withdrawal of Peak Finance's objection to the DASA. On April 20, 2016, the parties filed a Stipulation and Proposed Order for Withdrawal of Objection to DASA, which was granted by the Court on April 21, 2016. On May 3, 2016, the Court issued an Order, which fully and finally approved the DASA and dismissed the Peak Finance and the Spirit Bear cases, with prejudice. On May 17, 2016, the Company filed a document to show cause as to the effect of the Stipulation and Proposed Order Regarding Settlement on the pending Motion to Dismiss Amended Complaint.

Also on May 17, 2016, Peak Finance and the Company filed a Stipulation and Proposed Order to Modify Stay of Proceedings so that the stay issued on January 6, 2016 could be modified in order to permit the Court to consider the Stipulation and Proposed Order Regarding Settlement and for the Court and all parties to take all necessary actions to seek final approval of a settlement prior to the Court ruling on the pending Motion to Dismiss.

On October 11, 2016, the United States District Court, District of Nevada orally approved the derivative action settlement agreement (“Peak Settlement Agreement”) reached in Peak Finance, LLC v. Timothy J. Hassett et. al., Case No. 2:15-cv-01590-GMN-CWH. Noting that no non-party shareholder filed any objections to the Peak Settlement Agreement, the District Court specifically found that it is “fundamentally fair, reasonable and adequate” and serves the best interest of the Company. The Court further directed that counsel for the parties prepare a proposed formal written order finally approving the Peak Settlement Agreement and dismissing the case.

On October 20, 2016, the Derivative Action Settlement Agreement was formally approved and the case was formally dismissed with prejudice.

Subsequent to the dismissal, an Independent Directors Committee consisting of directors Christopher McKee, Richard J. "Dick" Schul and Donald Bowman reviewed the allegations made by Peak Finance, LLC to determine a proper corporate response. On December 6, 2016, a quorum of the members of the Independent Directors Committee met with Peak Finance, LLC in New York City, to fulfill the judges’ final orders. No further action is required by the Company in this matter.

On October 7, 2016, the Company received a complaint, Wang et al v. Cool Technologies, Inc. et al, filed on July 28, 2016 in the U.S. District Court for the Eastern District of New York (Brooklyn) Civil docket #1:16CV04101RRMPK alleging damages of $1,100,000 for inter alia breach of contract for failing to register shares sold to the Plaintiffs in February and March 2014. On March 30, 2017, the Company and Timothy Hassett, the Company’s Chief Executive Officer, requested leave of the court to move to dismiss the matter, on both Substantive and Jurisdictional grounds. On April 13, 2017, the Honorable Roslynn R. Mauskopf granted leave to renew our March 30, 2017 request for a pre-motion conference after the initial conference before Magistrate Judge Kuo. At the initial conference, Corporate counsel informed the court that the Company, in fact, filed a registration statement for said shares in July 2014 and the Warrants were in the possession of Plaintiff Gary Zse Kong J.D. and located on his computer and printed at his office in the Law Offices of Gary Park. Magistrate Judge Peggy Kuo directed plaintiff to file an amended complaint and directed plaintiff Gary Sze Kong to preserve all computer and other records which may still be at the Law Offices of Gary Park. Defendants were also granted leave to subpoena such records if they are no longer under the control of Plaintiff Kong. On June 30th Plaintiff filed an “attorney verified” amended complaint inter alia admitting that the company registered the shares. On August 7, 2017, Corporate Counsel requested leave for a pre-motion conference to move to dismiss the matter. On October 10, 2017, the Honorable Magistrate Judge Roslynn R. Mauskopf issued an order that by October 17, 2017, plaintiffs shall file a letter with the Court setting forth the legal and factual bases on which they intend to oppose the defendants' proposed motion to dismiss. As of October 17, 2017, the Plaintiff has not complied with the Court’s order.

From time to time, the Company may be a party to other legal proceedings. Management currently believes that the ultimate resolution of these other matters, if any, and after consideration of amounts accrued, will not have a material adverse effect on our consolidated results of operations, financial position, or cash flow.

On December 12, 2012, we concluded negotiations on a debt settlement agreement by and among the Company, Phoenix Productions and Entertainment Group ("PPEG"), Action Media Group, LLC ("Action Media") and Spirit Bear Limited ("Spirit Bear") (PPEG and Action Media collectively, the "Debt Holders"). PPEG and Action Media were significant shareholders in our predecessor company and Spirit Bear is a related party through voting rights. The Debt Holders were to return to escrow a total of 4,676,000 shares of our common stock. 3,676,000 of these shares were returned and cancelled on January 14, 2013, following our filing a registration statement with the SEC on January 11, 2013. The remaining 1,000,000 shares will be purchased by the Company or a nominee of the Company at $0.40 per share (or $400,000) at the rate of $10,000 per month commencing within 90 days of the Company achieving $1,000,000 in gross revenues for products or services from business operations. PPEG and Action Media will divide the $400,000 on a pro rata basis, based on each company's respective amount of debt forgiven. The historical cost of the shares held in escrow are reflected in equity on the balance sheets as common stock held in escrow.

Effective May 1, 2015, we executed a First Amendment to Settlement Agreement (the "Amendment") with Spirit Bear and the parties identified as the assignees of Spirit Bear who are signatories to the Amendment, which amends certain provisions of the Settlement Agreement. In accordance with the terms of the Amendment, Jay Palmer, Carrie Dwyer and Donica Holt, the Spirit Bear holdover directors, tendered their resignation from the Board of Directors of the Company. Spirit Bear also agreed that it will no longer have any rights to appoint nominees to the Board of Directors. Pursuant to the Amendment, the Company agreed to file a registration statement on Form S-1 covering an aggregate of 14,845,072 shares of common stock, preferred stock and warrants on behalf of Spirit Bear and its assignees no later than July 15, 2015, which was filed with the SEC on July 15, 2015. A representative of Spirit Bear agreed that the obligation to register the shares on a Form S-1 need only include shares of common stock and shares of common stock issuable upon conversion of the Preferred Stock and exercise of the warrants held by Spirit Bear and its assignees. The Company agreed to issue replacement warrants for certain previously-issued warrants, which will be canceled in connection with the replacement issuance. Within 10 business days of June 1, 2015, the parties agreed to dismiss all of the pending litigation between and among them.

On November 4, 2016, Spirit Bear agreed to the withdrawal of the registration statement in exchange for confirmation that the warrants owned by Spirit Bear and its associate which were subject to a separate court action shall not expire even if the court action continued beyond the warrants’ initial expiration date. The registration had not been declared effective by the SEC and the Company filed a request to withdraw the Registration Statement on November 14, 2016.

On August 28, 2015, the parties filed a Stipulation to dismiss the direct claims of the Company against Spirit Bear and of Spirit Bear against the Company in the Nevada Lawsuit. By Order dated September 1, 2015 and filed September 2, 2015, the Court ordered dismissal of all direct claims in the Nevada Lawsuit.

Additionally, on February 20, 2015, the Court issued its preliminary approval to the derivative action settlement agreement (the "DASA") which would lead to the ultimate dismissal of the derivative suit also filed by Spirit Bear in the same action. The Court scheduled a fairness hearing for November 20, 2015 to consider giving its final approval to the DASA. No shareholder filed any objections to the DASA by April 30, 2015 which was the deadline established by the Court for filing objections. However, on October 22, 2015, Peak Finance, LLC filed a Motion to Intervene in the action seeking, among other things, approval to file a new derivative Complaint in this matter. The Company opposed this Motion.

On August 31, 2015, the Company received notice of a summons in the matter styled Peak Finance, Derivatively on Behalf of Nominal Defendant, HPEV, Inc. v. Hassett, et al., No. 2:15-cv-01590-GMN-CWH, filed in the United States District Court for the District of Nevada (the “Peak Finance Claim”). Plaintiff Peak Finance, LLC (“Peak Finance”) alleges that certain members of the Company’s Board of Directors and officers caused a misleading proxy statement to issue and breached alleged fiduciary duties from and after June 18, 2013. Peak Finance further alleges that its claim is related to the Spirit Bear Lawsuit described above. The Company has not determined that there is any merit to the allegations, and has decided to submit the claims to an Independent Director Committee consisting of Directors Christopher McKee, Richard J. “Dick” Schul, and Donald Bowman for their review and consideration. Additionally, on September 28, 2015, the Company filed a motion to dismiss the initial Complaint filed by Peak Finance. On October 22, 2015, rather than oppose the motion to dismiss, Peak Finance filed an amended complaint in this case in addition to the Motion to Intervene in the pending Spirit Bear litigation set forth above. On November 9, 2015, the Company filed a new motion to dismiss the first amended complaint filed by Peak Finance on October 22, 2015.

At the November 20, 2015 fairness hearing, the Court denied Peak Finance's Motion to Intervene. However, the Court did allow Peak Finance to formally argue its objections to the DASA. The Court ordered additional briefing on certain issues which has now been completed. The Court has ordered another hearing to consider the DASA on April 1, 2016.

On April 1, 2016, Peak Finance and the Company advised the Court that they had agreed in principle to a settlement that would include withdrawal of Peak Finance’s objection to the DASA. On April 20, 2016, the parties filed a Stipulation and Proposed Order for Withdrawal of Objection to DASA, which was granted by the Court on April 21, 2016. On May 3, 2016, the Court issued an Order, which fully and finally approved the DASA and dismissed the Peak Finance and the Spirit Bear cases, with prejudice. On May 17, 2016, the Company filed a document to show cause as to the effect of the Stipulation and Proposed Order Regarding Settlement on the pending Motion to Dismiss Amended Complaint.

Also on May 17, 2016, Peak Finance and the Company filed a Stipulation and Proposed Order to Modify Stay of Proceedings so that the stay issued on January 6, 2016 could be modified to permit the Court to consider the Stipulation and Proposed Order Regarding Settlement and for the Court and all parties to take all necessary actions to seek final approval of a settlement prior to the Court ruling on the pending Motion to Dismiss.

On October 11, 2016, the United States District Court, District of Nevada orally approved the derivative action settlement agreement (“Peak Settlement Agreement”) reached in Peak Finance, LLC v. Timothy J. Hassett et. al., Case No. 2:15-cv-01590-GMN-CWH. Noting that no non-party shareholder filed any objections to the Peak Settlement Agreement, the District Court specifically found that it is “fundamentally fair, reasonable and adequate” and serves the best interest of the Company. The Court further directed that counsel for the parties prepare a proposed formal written order finally approving the Peak Settlement Agreement and dismissing the case.

On October 20, 2016, the Derivative Action Settlement Agreement was formally approved and the case was formally dismissed with prejudice.

Subsequent to the dismissal, an Independent Directors Committee consisting of directors Christopher McKee, Richard J. "Dick" Schul and Donald Bowman reviewed the allegations made by Peak Finance, LLC to determine a proper corporate response. On December 6, 2016, a quorum of the members of the Independent Directors Committee met with Peak Finance, LLC in New York City, to fulfill the judges’ final orders. No further action is required by the Company in this matter.

On October 7, 2016, the Company received a complaint, Wang et al v. Cool Technologies, Inc. et al, filed on July 28, 2016 in the U.S. District Court for the Eastern District of New York (Brooklyn) Civil docket #1:16CV04101RRMPK against the Company and Timothy Hassett, the Company’s Chief Executive Office alleging damages of $1,100,000 for breach of contract for failing to register shares sold to the Plaintiffs in February and March 2014.

From time to time, we may be a party to other legal proceedings. Management currently believes that the ultimate resolution of these matters, and after consideration of amounts accrued, will not have a material adverse effect on our consolidated results of operations, financial position, or cash flow.